Changes in non-cash working capital (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes In Non-Cash Working Capital Details
Accounts receivable	CAD 604,448	CAD (561,470)	CAD 46,949
Work-in-progress	404,840	(404,840)	299,842
Prepaid expenses and deposits	93,595	78,247	(180,188)
Accounts payable and accrued liabilities	(587,819)	381,157	(156,729)
Income taxes payable	(1,253,028)	1,253,126
Deferred revenue	(706,722)	706,722	(2,781,101)
Change in non-cash working capital	(1,444,686)	1,452,942	2,771,227
Portion attributable to:
Operating activities	(1,384,499)	1,392,755	2,771,227
Financing activities
Investing activities	(60,187)	60,187
Change in non-cash working capital	CAD (1,444,686)	CAD 1,452,942	CAD 2,771,227